DERIVATIVE FINANCIAL INSTRUMENTS - Disclosure of Notional Amounts and Fair Values of Derivatives (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges
Notional amount	£ 283,719	£ 269,212
Assets	787	1,204
Liabilities	1,133	702
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	41,612	43,732
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	242,107	225,480
Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	172,346	147,884
Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	69,761	77,596
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	12,301	13,755
Exchange rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	3,027	1,712
Exchange rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	21,320	21,535
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	28,565	29,296
Interest rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	169,319	146,172
Interest rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	46,591	54,267
Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	141	0
Inflation rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,850	1,794
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	605	681
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	1,116	489
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	24	32
Fair value
Disclosure of detailed information about hedges
Assets	787	1,204
Liabilities	1,133	702
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	387	656
Liabilities	649	666
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,690	2,191
Liabilities	1,774	1,679
Fair value | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	783	1,097
Liabilities	609	485
Fair value | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	907	1,094
Liabilities	1,165	1,194
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	106	238
Liabilities	232	156
Fair value | Exchange rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	54	42
Liabilities	11	8
Fair value | Exchange rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	414	698
Liabilities	685	266
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	159	294
Liabilities	363	489
Fair value | Interest rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	729	1,055
Liabilities	598	477
Fair value | Interest rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	393	326
Liabilities	480	928
Fair value | Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	16	0
Liabilities	32	0
Fair value | Inflation rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	100	70
Liabilities	0	0
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	106	124
Liabilities	22	21
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(1,290)	(1,643)
Liabilities	£ (1,290)	£ (1,643)